Basic and Diluted Net (Loss)/Profit per Share - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/profit attributable to ordinary shareholders	$ 57,890	$ 4,997	$ (60,315)
Net (loss)/profit attributable to Tuya Inc.'s ordinary shareholders, diluted	$ 57,890	$ 4,997	$ (60,315)
Denominator:
Weighted-average ordinary shares outstanding, basic	611,714,837	573,782,783	555,466,061
Effect of diluted securities
Share option and RSU	2,092,417	17,224,018
Weighted-average ordinary shares outstanding, diluted	613,807,254	591,006,801	555,466,061
Net (loss)/profit per share attributable to ordinary shareholders, basic	$ 0.09	$ 0.01	$ (0.11)
Net (loss)/profit per share attributable to ordinary shareholders, diluted	$ 0.09	$ 0.01	$ (0.11)